As filed on November 3, 2003                         1933 Act File No. 333-36074
                                                     1940 Act File No. 811-09913

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                   ---
        Pre-Effective Amendment No.
                                    ------

        Post-Effective Amendment No.  14                            X
                                    ------                         ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                   ---
        Amendment No.  15                                           X
                     -------                                       ---


                           AIM COUNSELOR SERIES TRUST
                (As Successor to AIM COUNSELOR SERIES FUNDS, INC.
              formerly named INVESCO COUNSELOR SERIES FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq       John H. Lively, Esq.           Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP       A I M Advisors, Inc.           Ballard Spahr Andrews &
1800 Massachusetts Avenue, N.W.  11 Greenway Plaza, Suite 100   Ingersoll, LLP
Washington, D. C.  20036         Houston, TX  77046             1735 Market Street, 51st Floor
                                                                Philadelphia, PA  19103-7599

                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)
[ X ]   on November 25, 2003 pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on _____________, pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus - INVESCO Advantage Fund and INVESCO Advantage Health Sciences Fund - incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000852

Prospectus  -  INVESCO   Multi-Sector   Fund  -  incorporated  by  reference  to
Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000852

Statement of Additional Information - INVESCO Advantage Fund and INVESCO Advantage Health Sciences Fund - incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000852

Statement of Additional Information - INVESCO Multi-Sector Fund - incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000852

Part C - incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No.
0000898432-03-000852


Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003 to November 25, 2003.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of November, 2003.

                                          Registrant: AIM COUNSELOR SERIES TRUST

                                               By:  /s/ Robert H. Graham
                                                   ---------------------
                                                   Robert H. Graham, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                                       TITLE                                DATE
/s/ Robert H. Graham                 Chairman, Trustee & President              November 3, 2003
--------------------                (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                              Trustee                           November 3, 2003
----------------
(Bob R. Baker)

/s/ James T. Bunch                             Trustee                          November 3, 2003
------------------
(James T. Bunch)

/s/ Gerald J. Lewis                            Trustee                          November 3, 2003
-------------------
(Gerald J. Lewis)

/s/ Larry Soll                                 Trustee                          November 3, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson                        Trustee &                         November 3, 2003
----------------------                Executive Vice President
(Mark H. Williamson)

/s/ Ronald L. Grooms                  Treasurer and Chief Financial             November 3, 2003
----------------------                   and Accounting Officer
(Ronald L. Grooms)